Note Commitments and Contingencies (Schedule of Direct Exposure to Puerto Rico Government by Maturity) (Detail) - PR Government Direct Exposure - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	$ 584,491	$ 669,337
From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	66,979
From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	2
From Public Corporation - Puerto Rico Aqueduct And Sewer Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	460
From Public Corporation - Puerto Rico Highways And Transportation Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	4
From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	517,046
Outstanding Balance
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	529,339	577,759
Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	16,979
Outstanding Balance | From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	2
Outstanding Balance | From Public Corporation - Puerto Rico Aqueduct And Sewer Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	460
Outstanding Balance | From Public Corporation - Puerto Rico Highways And Transportation Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	4
Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	511,894	501,901
Loans Member | Outstanding Balance
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	458,794	502,251
Loans Member | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
Loans Member | Outstanding Balance | From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
Loans Member | Outstanding Balance | From Public Corporation - Puerto Rico Aqueduct And Sewer Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
Loans Member | Outstanding Balance | From Public Corporation - Puerto Rico Highways And Transportation Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
Loans Member | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	458,794
Securities Investment Member | Outstanding Balance
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	70,545	$ 75,508
Securities Investment Member | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	16,979
Securities Investment Member | Outstanding Balance | From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	2
Securities Investment Member | Outstanding Balance | From Public Corporation - Puerto Rico Aqueduct And Sewer Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	460
Securities Investment Member | Outstanding Balance | From Public Corporation - Puerto Rico Highways And Transportation Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	4
Securities Investment Member | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	53,100
Within 1 year | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	50,000
Within 1 year | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	45,878
Within 1 year | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
Within 1 year | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	40,726
Within 1 year | Loans Member | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
Within 1 year | Loans Member | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	37,621
Within 1 year | Securities Investment Member | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
Within 1 year | Securities Investment Member | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	3,105
After 1 and within 5 years | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	3,456
After 1 and within 5 years | From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	2
After 1 and within 5 years | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	142,548
After 1 and within 5 years | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	3,456
After 1 and within 5 years | Outstanding Balance | From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	2
After 1 and within 5 years | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	142,548
After 1 and within 5 years | Loans Member | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
After 1 and within 5 years | Loans Member | Outstanding Balance | From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
After 1 and within 5 years | Loans Member | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	128,008
After 1 and within 5 years | Securities Investment Member | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	3,456
After 1 and within 5 years | Securities Investment Member | Outstanding Balance | From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	2
After 1 and within 5 years | Securities Investment Member | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	14,540
After 5 to 10 years | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	13,116
After 5 to 10 years | From Public Corporation - Puerto Rico Highways And Transportation Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	4
After 5 to 10 years | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	163,640
After 5 to 10 years | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	13,116
After 5 to 10 years | Outstanding Balance | From Public Corporation - Puerto Rico Highways And Transportation Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	4
After 5 to 10 years | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	163,640
After 5 to 10 years | Loans Member | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
After 5 to 10 years | Loans Member | Outstanding Balance | From Public Corporation - Puerto Rico Highways And Transportation Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
After 5 to 10 years | Loans Member | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	145,005
After 5 to 10 years | Securities Investment Member | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	13,116
After 5 to 10 years | Securities Investment Member | Outstanding Balance | From Public Corporation - Puerto Rico Highways And Transportation Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	4
After 5 to 10 years | Securities Investment Member | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	18,635
After 10 years | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	407
After 10 years | From Public Corporation - Puerto Rico Aqueduct And Sewer Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	460
After 10 years | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	164,980
After 10 years | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	407
After 10 years | Outstanding Balance | From Public Corporation - Puerto Rico Aqueduct And Sewer Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	460
After 10 years | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	164,980
After 10 years | Loans Member | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
After 10 years | Loans Member | Outstanding Balance | From Public Corporation - Puerto Rico Aqueduct And Sewer Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
After 10 years | Loans Member | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	148,160
After 10 years | Securities Investment Member | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	407
After 10 years | Securities Investment Member | Outstanding Balance | From Public Corporation - Puerto Rico Aqueduct And Sewer Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	460
After 10 years | Securities Investment Member | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	$ 16,820